Property and Equipment, Net (Details 1)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Abstract]
2019	$ 642,124
2020	661,457
2021	614,351
2022	477,683
2023	324,356
Total	$ 2,719,971